Employee Benefit Plans (March 10-K Note)	12 Months Ended
Mar. 31, 2015
Employee Benefit Plans [Abstract]
Employee Benefit Plans
Note 10.	Employee Benefit Plans

Eighth Amended and Restated 1998 Equity Participation Plan (Eighth Amended and Restated)

Pursuant to the terms of the Company’s Eighth Amended and Restated 1998 Equity Participation Plan (“1998 Equity Plan”), aggregate of 333,333 shares of common stock were reserved for issuance pursuant to granted stock options and stock appreciation rights or upon the vesting of granted restricted stock awards. The exercise price of options generally was the fair value of the Company’s common stock on the date of grant. Options are generally subject to vesting at the discretion of the Compensation Committee of the Board of Directors (the “Committee”). At the discretion of the Committee, vesting may be accelerated when the fair market value of the Company’s stock equals a certain price established by the Committee on the date of grant. Incentive stock options will be exercisable for up to ten years from the grant date of the option. Non-qualified stock options will be exercisable for a maximum term to be set by the Committee upon grant.  Upon the adoption of the 2007 Equity Plan, no further awards were issued under the 1998 Equity Plan.

2007 Incentive Award Plan

Pursuant to the terms of the Company’s 2007 Equity Participation Plan (“2007 Equity Plan”), which was authorized as a successor plan to the Company’s 1998 Equity Incentive Plan and Director Option Plan, an aggregate of 200,000 shares of common stock is available for grant pursuant to the 2007 Equity Plan, plus the number of shares of common stock which are or become available for issuance under the 1998 Equity Plan and the Director Option Plan and which are not thereafter issued under such plans. The 2007 Equity Plan provides for the grant of incentive stock options, nonqualified stock options, restricted stock, stock appreciation rights, performance shares, performance stock units, dividend equivalents, stock payments, deferred stock, restricted stock units, other stock-based awards, and performance-based awards.  The option exercise price of all stock options granted pursuant to the 2007 Equity Plan will not be less than 100% of the fair market value of the common stock on the date of grant. Stock options may be exercised as determined by the Board, but in no event after the tenth anniversary date of grant, provided that a vested nonqualified stock option may be exercised up to 12 months after the optionee's death.  Awards granted under the 2007 Equity Plan are generally subject to vesting at the discretion of the Committee.  As of March 31, 2015, 21,295 shares were available for issuance under the 2007 Equity Plan.

Directors Stock Option Plan

Pursuant to the terms of the Fifth Amended and Restated Stock Option Plan for Outside Directors, as amended, (“Director Option Plan”), an aggregate of 66,667 shares of common stock were reserved for issuance pursuant to stock options granted to outside directors.  Each outside director who was elected or appointed to the Board on or after September 15, 1998 was eligible to be granted an option to purchase 1,667 shares of common stock and on each second anniversary after the applicable election or appointment shall receive an additional option to purchase 833 shares, provided that such outside director continued to serve as an outside director on that date. For each outside director, 1/12th of the total number of shares will vest on the first day of each calendar month following the date of Option grant, contingent upon continued service as a director.  Following the adoption of the 2007 Equity Plan, no further awards were issued under the Director Option Plan.

Employee Qualified Stock Purchase Plan

The Company has offered an employee qualified stock purchase plan (“Employee Plan”) under which rights are granted to purchase shares of common stock at 85% of the lower of the market value of such shares at the beginning of a six month offering period or at the end of that six month period. Under the Employee Plan, the Company is authorized to issue up to 16,667 shares of common stock. There were no common stock shares purchased in fiscal years 2015 or 2014.  Shares available for future purchase under the Employee Plan were 3,705 as of March 31, 2014.  The plan expired July 22, 2014, and no further awards were issued under the Employee Plan.

Savings and Investment Plan

The Company has established a defined contribution plan that covers substantially all US employees. Employee contributions of up to 4% of each US employee’s compensation will be matched by the Company based upon a percentage to be determined annually by the Board. Employees may contribute up to 15% of their compensation, not to exceed a prescribed maximum amount. The Company made contributions to the plan of $57 and $42, in the years ended March 31, 2015 and 2014, respectively.